Significant Accounting Policies (Details) - Schedule of pertaining to the rate of change of the exchange rate of the U.S. dollar	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Pertaining to the Rate of Change of the Exchange Rate of the US Dollar [Abstract]
ICPI (2016 base year)	5.263%	2.805%	(0.694%)
Representative exchange rate of US dollar	13.20%	(3.30%)	(7.00%)